13A. Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2016
ZHEJIANG TIANLAN
Short term borrowings
	2016	2015
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	20,000	40,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	25,000	45,000